Document and Entity Information Document	Apr. 22, 2021	Jan. 07, 2021
Entity Information [Line Items]
Document Type	8-K
Entity Emerging Growth Company		false
Entity Registrant Name	QUIDEL CORP /DE/
Entity Central Index Key	0000353569
Document Period End Date	Apr. 22, 2021
Title of 12(b) Security		Common Stock, $0.001 Par Value
Entity Incorporation, State or Country Code		DE
Entity File Number		0-10961
Trading Symbol		QDEL
Security Exchange Name		NASDAQ
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Tax Identification Number		94-2573850
Entity Address, Address Line One	9975 Summers Ridge Road
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	552-1100
Entity Address, City or Town	San Diego